Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Disclosure of joint ventures table [Text block]

in 000€	2020	2019	2018
Joint venture’s statement of financial position
Current assets	−	1,546	850
Non-current assets	−	93	114
Goodwill	−	−	−
Current liabilities	−	(1,114)	(756)
Non-current liabilities	−	(448)	(1,096)
Shareholders’ deficit (surplus)	−	(77)	888
The joint venture income (loss)
Revenue	−	1,736	1,186
Profit (loss)	−	(785)	(876)

Disclosure of movement carrying value of joint venture [text block]

in 000€
Carrying value as of December 31, 2017	31
Additional investment
Transfer from receivables	444
Share in loss	(475)
Carrying value as of December 31, 2018
Additional investment	875
Transfer from receivables	(444)
Share in loss	(392)
Carrying value as of December 31, 2019	39
Additional investment	−
Transfer to receivables	−
Share in loss of the Joint venture	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	−